Employees - Summary of Movements in Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Beginning balance	€ 22,361
Settlements		€ 4	€ (2)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,108	(1,475)	(1,877)
Ending balance	20,867	22,361
Assets [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	22,382	21,183
Employee contributions	17	18
Settlements	(1)	(8)
Actual return on plan assets (excluding amounts in net finance income/charge)	(1,108)	1,475
Interest income	551	540
Employer contributions	383	1,105
Benefit payments	(1,199)	(1,239)
Currency retranslation	(135)	(691)
Others	(10)	(1)
Ending balance	20,880	22,382	21,183
Assets [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	11,038	9,963
Actual return on plan assets (excluding amounts in net finance income/charge)	(459)	863
Interest income	274	270
Employer contributions	95	778
Benefit payments	(472)	(457)
Currency retranslation	(147)	(379)
Ending balance	10,329	11,038	9,963
Assets [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Beginning balance	5,357	5,116
Employee contributions		1
Actual return on plan assets (excluding amounts in net finance income/charge)	(303)	275
Interest income	95	91
Employer contributions	14	43
Benefit payments	(166)	(169)
Others	(1)
Ending balance	4,996	5,357	5,116
Assets [Member] | All other countries [member]
Disclosure of defined benefit plans [line items]
Beginning balance	5,987	6,104
Employee contributions	17	17
Settlements	(1)	(8)
Actual return on plan assets (excluding amounts in net finance income/charge)	(346)	337
Interest income	182	179
Employer contributions	274	284
Benefit payments	(561)	(613)
Currency retranslation	12	(312)
Others	(9)	(1)
Ending balance	€ 5,555	€ 5,987	€ 6,104